Document and Entity Information	Mar. 19, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 19, 2020
Registrant Name	Dreyfus Institutional Liquidity Funds
Entity Central Index Key	0001717375
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 19, 2020
Document Effective Date	Mar. 19, 2020
Prospectus Date	Mar. 01, 2019
Dreyfus Treasury and Agency Liquidity Money Market Fund | Dreyfus Treasury and Agency Liquidity Money Market Fund
Prospectus:
Trading Symbol	DTLXX